Summary of Significant Accounting Policies - Schedule of Assets Measured at Fair Value (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Publicly listed equity securities
Publicly listed equity securities	$ 12,952,597	$ 13,317,882
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Publicly listed equity securities
Publicly listed equity securities	12,952,597	13,317,882
Significant Other Observation Inputs (Level 2) [Member]
Publicly listed equity securities
Publicly listed equity securities
Significant Unobservable Inputs (Level 3) [Member]
Publicly listed equity securities
Publicly listed equity securities